SUPPLEMENT TO THE PROSPECTUSES

AND STATEMENT OF ADDITIONAL INFORMATION

OF

EVERGREEN DOMESTIC EQUITY FUNDS I

I.              Evergreen Aggressive Growth Fund

               Shares of Evergreen Aggressive Growth Fund are no longer being offered.  Evergreen Aggressive Growth Fund was merged with Evergreen Omega Fund effective close of business on August 25, 2006.

August 31,
2006
         576371 RV2  (8/06)

II.            Evergreen Omega Fund (the "Fund")

                The Board of Trustees of the Fund, at a meeting held on May 13, 2006, approved a proposal to reduce the advisory fees of the Fund.  These changes will become effective
June 1, 2006. The table entitled “Annual Fund Operating Expenses” under the section entitled “FEES AND EXPENSES” in the Fund’s prospectus is revised to reflect these changes as follows:

 Class A

 Class B

 Class C

 Class I

 Class R

 Management Fees(4)

 0.50%

 0.50%

 0.50%

 0.50%

 0.50%

 12b-1 Fees

 0.30%

 1.00%

 1.00%

 0.00%

 0.50%

 Other Expenses

 0.63%

 0.63%

 0.63%

 0.63%

 0.63%

 Total Annual Fund Operating Expenses(4)

 1.43%

 2.13%

 2.13%

 1.13%

 1.63%

4 Restated to reflect current fees.

                The table entitled “Example of Fund Expenses” in the section of the Fund’s prospectus entitled “FEES AND EXPENSES” is revised as follows:

Assuming Redemption At End of Period

Assuming No Redemption

 After:

 Class A

 Class B

 Class C

 Class I

 Class R

 Class B

 Class C

 1 year

 $712

 $716

 $316

 $115

 $166

 $216

 $216

 3 years

 $1,001

 $967

 $667

 $359

 $514

 $667

 $667

 5 years

 $1,312

 $1,344

 $1,144

 $622

 $887

 $1,144

 $1,144

 10 years

 $2,190

 $2,284

 $2,462

 $1,375

 $1,933

 $2,284

 $2,462

In conjunction with the advisory fee change, the following section of the Fund's Statement of Additional Information is revised as follows:

EXPENSES – Advisory Fees

EIMC is entitled to receive from Omega Fund, an annual fee based on the Fund’s average daily net assets, as follows:

 Average Daily Net Assets

 Fee

 First $1 billion

 0.52%

 Over $1 billion

 0.41%

May 15, 2006